Debt and Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Debt and Commitments [Abstract]
Schedule of Company's long -term debt
	0000001	0000001
	2011	2010

Bank term debt at a weighted average interest rate of approximately 9.8% [2010 - 16.2%], denominated primarily in Brazilian real and Chinese renminbi	$11	$6
Government loans at a weighted average interest rate of approximately 5.8% [2010 - 2.0%], denominated primarily in euros and Brazilian real	18	14
Other	42	46

	71	66
Less due within one year	25	19

	$46	$47

Schedule of future principal repayments of long-term debt
0000000

2012	$25
2013	14
2014	9
2015	4
2016	3
Thereafter	16

$71

Interest (income) expense, net
	111111	111111	111111
	2011	2010	2009

Interest expense
Current	$16	$9	$10
Long-term	3	2	16

	19	11	26
Interest income	(25)	(22)	(19)

Interest (income) expense, net	$(6)	$(11)	$7

Company's commitments under operating leases and requiring annual rental payments
0000000
Total

2012	$281
2013	262
2014	238
2015	219
2016	202
Thereafter	406

$1,608